Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated September 14, 2012 to the

Statutory Prospectuses for Administrative Class, Institutional Class and Class A, Class C, Class D, Class P

and Class R Shares of Allianz Funds Multi-Strategy Trust,

dated April 2, 2012 (as revised June 1, 2012) (as supplemented thereafter)

Disclosure Relating to Allianz RCM Short Duration High Income Fund and

Allianz AGIC High Yield Bond Fund

On September 11, 2012, the Board of Trustees of Allianz Funds Multi-Strategy Trust approved a disclosure change for Allianz RCM Short Duration High Income Fund and Allianz AGIC High Yield Bond Fund. Effective immediately, the Statutory Prospectuses for these Funds will no longer include disclosure relating to the Funds’ approximate number of portfolio holdings. The tables at the top of the section entitled “Principal Investments and Strategies” of each Fund’s Statutory Prospectuses are hereby restated as follows:

Allianz RCM Short Duration High Income Fund

Investment Objective	Fund Focus	Credit Quality
Seeks a high level of current income	High Yield Bonds and Bank Loans	Minimum 80% of assets rated Ba/BB or below

Fund Category		Dividend Frequency
Fixed Income Securities		Monthly

Allianz AGIC High Yield Bond Fund

Investment Objective	Fund Focus	Credit Quality
Seeks a high level of current income and capital growth	Higher yielding fixed income securities	Minimum 80% of assets rated Ba/BB or below

Fund Category		Dividend Frequency
Fixed Income Securities		Monthly

Please retain this Supplement for future reference.